UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6709

Name of Registrant: Vanguard Florida Tax-Free Funds

Address of Registrant: P.O. Box 2600
                       Valley Forge, PA 19482

Name and address of agent for service:      R. Gregory Barton, Esquire
                                            P.O. Box 876
                                            Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2002 - May 31, 2003

Item 1: Reports to Shareholders

VANGUARD(R) FLORIDA LONG-TERM TAX-EXEMPT FUND
SEMIANNUAL REPORT
MAY 31, 2003

THE VANGUARD GROUP LOGO(R)

ETERNAL PRINCIPLES

Markets change, but the principles of successful investing do not. During the past few years, radical upheaval in the stock market has displayed the power of this simple truth to dramatic effect.

     In the late 1990s, stocks experienced one of the greatest bull markets in financial history. Then, in March 2000, the longest downturn since the Great Depression began.

     In both bull and bear markets, however, the principles of successful investing are identical: balance, diversification, and attention to costs. Balance among stock, bond, and money market funds allows you to pursue long-term growth while moderating your risk. Diversification limits your exposure to the disasters that can befall any one security or sector. Attention to costs means you keep a larger share of any rewards produced by your investments.

     These principles are timeless. In fact, they're the basis of our very first mutual fund--Vanguard(R) Wellington(TM) Fund, a balanced portfolio established in 1929. Over time, balance, diversification, and attention to costs have proven to be the master keys to investment success.

--------------------------------------------------------------------------------
SUMMARY

* The Investor Shares of Vanguard Florida Long-Term Tax-Exempt Fund returned 7.9% during the first six months of the fund's 2003 fiscal year, outperforming the average peer fund.

*    Interest rates continued to decline from already low levels.

* The investing skills of the fund's adviser and the fund's low costs drove its strong relative returns.
--------------------------------------------------------------------------------
CONTENTS

   1    Letter from the Chairman
   5    Report from the Adviser
   8    Fund Profile
   9    Glossary of Investment Terms
  10    Performance Summary
  11    Financial Statements
--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN                                              PICTURE OF
                                                                 JOHN J. BRENNAN

Dear Shareholder,

During the first half of Vanguard Florida Long-Term Tax-Exempt Fund's 2003 fiscal year, interest rates declined to levels not seen in decades, boosting prices for bonds, particularly those with the longest maturities. The fund outperformed its average peer during the six months ended May 31, 2003, with the Investor Shares returning 7.9% and the Admiral Shares returning 8.0%.

     During the period, the yield of the fund's Investor Shares slid 63 basis points (0.63 percentage point) to 3.19%, while the yield of the fund's Admiral Shares fell 62 basis points to 3.24%. For a Florida resident in the highest federal tax bracket, those yields amounted to taxable equivalents (accounting for federal taxes, but not the possibility that an individual might be subject to the alternative minimum tax) of 4.91% for the Investor Shares and 4.98% for the Admiral Shares. Although the State of Florida imposes an intangible personal property tax on some financial assets, we expect the fund's shares to be exempt from this tax.

----------------------------------------------
TOTAL RETURNS                 SIX MONTHS ENDED
                                  MAY 31, 2003
----------------------------------------------
VANGUARD FLORIDA LONG-TERM TAX-EXEMPT FUND
  Investor Shares                         7.9%
  Admiral Shares                          8.0
Average Florida Municipal Debt Fund*      6.0
Lehman 10 Year Municipal Bond Index       7.2
Lehman Municipal Bond Index               6.5
----------------------------------------------
*Derived from data provided by Lipper Inc.


     The returns of Vanguard Florida Long-Term Tax-Exempt Fund and of its comparative standards appear in the table above; the components of the fund's returns are presented in the table on page 3.

INTEREST RATES CONTINUED THEIR DOWNWARD MARCH

During the past six months, both taxable and tax-exempt bonds outpaced the 5.1% return of the Wilshire 5000 Total Market Index, a proxy for the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index, a proxy for the broad taxable investment-grade bond market, returned 6.3%, and the Lehman Municipal Bond Index returned 6.5%.

--------------------------------------------------------------------------------
Admiral(TM) Shares A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
--------------------------------------------------------------------------------

     At the short-term end of the fixed income maturity range, the yield of a high-quality 1-year municipal note fell 35 basis points to 0.98%. Longer-term interest rates fell more dramatically, with the yield of the 10-year municipal note declining 77 basis points to 3.10%. In an unusual turn of events, the yields of the shortest-term municipal securities finished the period almost as high as or higher than those of their fully taxable counterparts before taking the tax-exempt securities' significant tax advantages into account.

--------------------------------------------------------------------------------
MARKET BAROMETER                                                TOTAL RETURNS
                                                   PERIODS ENDED MAY 31, 2003
                                          --------------------------------------
                                                 SIX           ONE         FIVE
                                              MONTHS          YEAR       YEARS*
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                      6.3%         11.6%         7.8%
 (Broad taxable market)
Lehman Municipal Bond Index                      6.5          10.4          6.5
Citigroup 3-Month Treasury Bill Index            0.6           1.5          4.0
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                  4.6%         -7.7%        -0.8%
Russell 2000 Index (Small-caps)                  9.3          -8.2          0.6
Wilshire 5000 Index (Entire market)              5.1          -7.2         -0.9
MSCI All Country World Index Free
 ex USA (International)                          4.6         -10.8         -3.4
================================================================================
CPI
Consumer Price Index                             1.2%          2.1%         2.4%
--------------------------------------------------------------------------------
*Annualized.


STOCKS RALLIED AFTER A WEAK START

U.S. stocks initially drifted lower during the six-month period, but began a rally at the start of the Iraqi war in mid-March. The overall U.S. stock market, as measured by the Wilshire 5000 Index, sustained a loss of -9.5% during the first three months of the period, followed by a return of 16.1% in the next three, for a six-month return of 5.1%.

TIMES GOT TOUGH, BUT RETURNS WERE STRONG

Sluggishness in the broad U.S. economy has reverberated through state and local budgets, reducing--or, at the least, arresting the growth of--tax revenues that had burnished governments' financial statements during the economic boom of the late 1990s. Despite a reversal of fortune in Florida's fiscal condition, the state's municipal bonds turned in strong returns during the past six months as investors demonstrated enthusiasm for Florida debt. The Investor Shares of the Florida Long-Term Tax-Exempt Fund produced a return in capital of 5.7%. Including income distributions, the total return was a very strong 7.9%. The flip side of rising bond prices is, of course, falling yields, and, as noted earlier, the yield of the fund's Investor Shares fell to 3.19%.

     Your fund outpaced its average peer, reflecting not only the skillful credit analysis and portfolio management of our adviser, Vanguard Fixed Income Group, but also the fund's low costs. While the average Florida tax-exempt municipal fund charged an expense ratio of 1.12%, our Long-Term Tax-Exempt Fund's Investor Shares carried an annualized expense ratio of 0.17%. (For our Admiral Shares, the expense ratio was just 0.11%.) That difference of nearly 1 percentage point is an enormous advantage in any market, but it's especially powerful now that bond yields are so low.

A SIMPLE STRATEGY FOR LONG-TERM SUCCESS

Industrywide, taxable and tax-exempt bonds have attracted strong interest as investors have sought refuge from an unsettled stock market and economy. We are concerned that some investors may be buying bonds not as a component of a diversified portfolio, but simply because bonds have "done best" lately-- a recipe for disappointment.

     We advise establishing an asset allocation among stock, bond, and money market funds that is consistent with your circumstances and goals and then sitting tight. This approach is the most effective means of withstanding market fluctuations en route to long-term financial goals.

     Thank you for entrusting your assets to us.

Sincerely,

/S/JOHN J. BRENNAN
John J. Brennan
Chairman and Chief Executive Officer

June 23, 2003


--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE               NOVEMBER 30, 2002-MAY 31, 2003

                                                         DISTRIBUTIONS PER SHARE
                                                        ------------------------
                                STARTING         ENDING       INCOME     CAPITAL
                             SHARE PRICE    SHARE PRICE    DIVIDENDS       GAINS
--------------------------------------------------------------------------------
Florida Long-Term
 Tax-Exempt Fund
   Investor Shares                $11.74         $12.32       $0.252     $0.086
   Admiral Shares                  11.74          12.32        0.256      0.086
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IAN MACKINNON TO RETIRE

Vanguard Managing Director Ian A. MacKinnon, who has served this company and its shareholders for more than two decades as head of our Fixed Income Group, will retire on June 30. It's impossible to adequately summarize Ian's many accomplishments, but I must express my deep gratitude to him for establishing our fixed income practices and philosophy, and for serving our shareholders with great skill, integrity, and commitment since he formed our Fixed Income Group in 1981. He will leave behind an outstanding performance record in our money market and bond funds, a tradition of excellence, and a terrific team of investment professionals. We wish him the very best.

Robert F. Auwaerter, who also has more than 20 years' experience managing Vanguard's fixed income funds, will oversee all of the group's portfolio management activities.

George U. Sauter, managing director of our Quantitative Equity Group, will assume overall responsibility for the Fixed Income Group in the newly created position of chief investment officer.
                                                   --John J. Brennan
--------------------------------------------------------------------------------

REPORT FROM THE ADVISER

During the six months ended May 31, 2003, both share classes of Vanguard Florida Long-Term Tax-Exempt Fund earned total returns that topped the average return of the fund's mutual fund peers. The Investor Shares gained 7.9%, the Admiral Shares, 8.0%. However, the fund's yields finished the period lower than they were six months ago, reflecting a decline in interest rates.

THE INVESTMENT ENVIRONMENT

The economy appears to be muddling along. The nation's inflation-adjusted gross domestic product is growing, but hardly by leaps and bounds. First-quarter GDP expanded at an annual rate of 1.4%, unchanged from the final three months of 2002.

     Other economic data have been mixed. Consumer confidence fell dramatically during the prelude to the war in Iraq, but bounced back shortly after the major hostilities ended. However, the postwar "relief rally" in sentiment has been anemic, at best. Manufacturers continue to struggle, and business investment has shown few signs of improvement.

     Economic weakness has persisted even though interest rates have fallen to levels not seen since the 1950s. After an extended string of rate cuts in 2001 and one cut in 2002, the target federal funds rate remained unchanged during the period at 1.25%. (The Federal Reserve Board shaved 25 basis points--0.25 percentage point--from the rate on June 25.) The Fed seems to be taking a "do whatever it takes" attitude to preserve a recovery. Inflation is no longer a concern--the "core" rate of inflation in consumer prices (which excludes food and energy costs) was just 1.6% for the 12 months ended May 31. Although unlikely, deflation has recently emerged as a threat.

     Overall, it appears as if consumers are still carrying the economy on their backs. They are, however, showing signs of tiring. Unemployment rose to 6.1% in May, sending a chill through the labor market.


     The economy's bright spot is still the housing market. Price increases seem to be holding, and financing remains at extremely attractive levels, thanks to low interest rates.

--------------------------------------------------------------------------------
INVESTMENT PHILOSOPHY

The fund reflects a belief that a high level of current income exempt from federal income tax and Florida's intangible personal property tax can be achieved by investing primarily in long-term bonds issued by state, county, and municipal governments in Florida.
--------------------------------------------------------------------------------

STATE GOVERNMENTS CAME UNDER FISCAL PRESSURE

Short-term municipal securities underperformed their U.S. Treasury counterparts during the recent bond market rally, while longer-term municipal bonds performed comparably to longer-term Treasuries.

The table below provides details on the decline in muni yields.

--------------------------------------------------------------------------------
MUNICIPAL BOND YIELDS (AAA-RATED GENERAL-OBLIGATION ISSUES)
                                                                         CHANGE
MATURITY              MAY 31, 2003       NOV. 30, 2002            (BASIS POINTS)
--------------------------------------------------------------------------------
2 years                      1.13%               1.70%                      -57
5 years                      2.08                2.75                       -67
10 years                     3.10                3.87                       -77
30 years                     4.34                5.01                       -67
--------------------------------------------------------------------------------
Source: The Vanguard Group.

     Across the country, state tax revenues continued to fall in the fiscal half-year, and the declines created large gaps in state government budgets. Cuts in government services and staffs have been ongoing, but these moves haven't helped balance many budgets. It still remains politically difficult to raise taxes, although many municipalities are considering this option out of desperation.

     Most states are also looking at options for one-time revenue enhancement, such as securitizing tobacco-settlement payments, or are focusing on multiple smaller usage-based tax increases. The issuance of tobacco-settlement debt has recently swept the tax-exempt market. Lately, these issues have run into trouble as investors fear large awards in individual and class-action suits against the tobacco companies. Because of this, it now appears that states will be forced to focus on other means to raise funds until the market obtains a clear view of the durability of tobacco-settlement payments. (Vanguard Florida Long-Term Tax-Exempt Fund did not own any tobacco-related debt on May 31.)

     Florida has fared better than its fellow states, with far fewer signs of financial stress. Because most of the state's revenue is derived from sales tax, it has not been subject to the dramatic slowdown in income-related tax revenues. That said, Florida, like other states, has tightened its belt. The state issued $11.1 billion in new municipal debt during the six months, a 52% increase from the same period a year ago.

MUNIS OFFER GOOD VALUE FOR MANY INVESTORS

During the six months, municipal bonds offered good value. The yield of a 2-year, tax-exempt municipal note on May 31 was 1.13%, just a bit lower than the 1.33% yield of a comparable Treasury security, whose income is subject to federal tax. For longer maturities, 5-year notes offered 91% of the yield of Treasuries; 10-year notes, 92%; and 30-year bonds, 99%.

     Of course, such value is not always available in the municipal bond market. But for many investors, well-managed, low-cost portfolios of municipal bonds can be an integral part of a diversified investment program. With yields at such low levels--money market yields were hovering around 1% on May 31--low costs are especially valuable.

Ian A. MacKinnon, Managing Director
Christopher M. Ryon, Principal
Reid O. Smith, Principal
Vanguard Fixed Income Group

June 26, 2003

FUND PROFILE AS OF MAY 31, 2003

This Profile provides a snapshot of the fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 9. Florida Long-Term Tax-Exempt Fund

------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                  COMPARATIVE            BROAD
                                    FUND               INDEX*          INDEX**
------------------------------------------------------------------------------
Number of Issues                     189                8,755          46,532
Yield                                                    3.1%             3.2%
  Investor Shares                    3.2%
  Admiral Shares                     3.2%
Yield to Maturity                    3.4%                  --               --
Average Coupon                       5.4%                 5.2%            5.2%
Average Maturity               8.7 years            9.8 years       13.8 years
Average Quality                      AAA                  AA+             AA+
Average Duration               6.6 years            6.6 years        7.8 years
Expense Ratio                                              --              --
  Investor Shares                   0.17%+
  Admiral Shares                    0.11%+
Cash Investments                     0.0%                  --               --
------------------------------------------------------------------------------

------------------------------
DISTRIBUTION BY CREDIT QUALITY
 (% OF PORTFOLIO)

AAA                      88.4%
AA                        5.4
A                         3.5
BBB                       2.7
------------------------------
Total                   100.0%
------------------------------

------------------------------
INVESTMENT FOCUS

CREDIT QUALITY            HIGH
AVERAGE MATURITY          LONG
------------------------------



-----------------------------------------------------------------
VOLATILITY MEASURES
                                COMPARATIVE                 BROAD
                      FUND           INDEX*    FUND       INDEX**
-----------------------------------------------------------------
R-Squared             0.97             1.00    0.98          1.00
Beta                  1.09             1.00    1.21          1.00
-----------------------------------------------------------------

---------------------------
DISTRIBUTION BY MATURITY
  (% OF PORTFOLIO)

Under 1 Year           8.2%
1-5 Years              5.1
5-10 Years            56.3
10-20 Years           28.9
20-30 Years            0.9
Over 30 Years          0.6
---------------------------
Total                100.0%
---------------------------

 *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
 +Annualized.


                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by 1 percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until securities held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a comparative index and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. However, a fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the benchmark, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate bond investment.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a comparative index or an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF MAY 31, 2003

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.


FLORIDA LONG-TERM TAX-EXEMPT FUND
------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) NOVEMBER 30, 1992-MAY 31, 2003
------------------------------------------------------------------
                          FLORIDA LONG-TERM
                            TAX-EXEMPT FUND
                            INVESTOR SHARES               LEHMAN*
FISCAL             CAPITAL      INCOME       TOTAL          TOTAL
YEAR                RETURN      RETURN      RETURN         RETURN
------------------------------------------------------------------
1993                  6.9%         5.5%       12.4%          11.7%
1994                 -11.0         4.9        -6.1           -4.5
1995                  13.8         6.3        20.1           18.6
1996                   1.2         5.3         6.5            5.7
1997                   1.3         5.2         6.5            7.1
1998                   2.9         5.1         8.0            8.1
------------------------------------------------------------------
                          FLORIDA LONG-TERM
                            TAX-EXEMPT FUND
                            INVESTOR SHARES               LEHMAN*
FISCAL             CAPITAL      INCOME       TOTAL          TOTAL
YEAR                RETURN      RETURN      RETURN         RETURN
------------------------------------------------------------------
1999                  -6.5%        4.6%       -1.9%          -0.4%
2000                   3.6         5.4         9.0            7.7
2001                   3.9         5.1         9.0            8.2
2002                   2.3         4.7         7.0            6.7
2003**                 5.7         2.2         7.9            7.2
------------------------------------------------------------------
 *Lehman 10 Year Municipal Bond Index.
**Six months ended May 31, 2003.
Note: See Financial Highlights tables on pages 20 and 21 for dividend and capital gains information.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                              TEN YEARS
                                           ONE     FIVE  -----------------------
                       INCEPTION DATE     YEAR    YEARS  CAPITAL  INCOME   TOTAL
--------------------------------------------------------------------------------
Florida Long-Term
 Tax-Exempt Fund
  Investor Shares            9/1/1992   11.32%    6.46%     1.51%   5.17%  6.68%
  Admiral Shares           11/12/2001   11.38     6.42*       --      --     --
--------------------------------------------------------------------------------
*Return since inception.

FINANCIAL STATEMENTS MAY 31, 2003 (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund's municipal bond holdings, including each security's market value on the last day of the reporting period and information on credit enhancements (insurance or letters of credit). Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is usually zero because the fund distrib-utes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains may differ from the amount available to distribute to shareholders as taxable capital gains as of the statement date because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE              MARKET
                                                                        MATURITY                AMOUNT              VALUE*
FLORIDA LONG-TERM TAX-EXEMPT FUND                      COUPON               DATE                 (000)               (000)
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (100.1%)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Alachua County FL Health Fac. Auth.
 (Shands Teaching Hosp.)                                6.25%          12/1/2011 (1)    $        3,095      $        3,806
Alachua County FL Health Fac. Auth.
 (Shands Teaching Hosp.)                                6.25%          12/1/2016 (1)             8,695              10,972
Boynton Beach FL Util. System Rev.                     5.375%          11/1/2013 (3)             2,400               2,881
Boynton Beach FL Util. System Rev.                     5.375%          11/1/2015 (3)             2,665               3,201
Boynton Beach FL Util. System Rev.                      5.50%          11/1/2018 (3)             3,125               3,794
Boynton Beach FL Util. System Rev.                      5.50%          11/1/2020 (3)             3,480               4,189
Boynton Beach FL Util. System Rev.                      6.25%          11/1/2020 (3)(ETM)          415                 524
Brevard County FL Health Fac. Auth. Rev.
 (Holmes Regional Medical Center)                      5.625%          10/1/2014 (1)             2,000               2,167
Brevard County FL Util. Rev.                            5.25%           3/1/2012 (3)             3,805               4,452
Brevard County FL Util. Rev.                            5.25%           3/1/2013 (3)             2,165               2,508
Brevard County FL Util. Rev.                            5.25%           3/1/2014 (3)             2,045               2,363
Broward County FL Airport System Rev.                   5.25%          10/1/2011 (1)            10,000              11,098
Broward County FL Airport System Rev.                   5.25%          10/1/2012 (1)            14,735              16,353
Broward County FL School Board COP                     5.375%           7/1/2014 (4)             6,325               7,262
Broward County FL School Board COP                     5.375%           7/1/2015 (4)             5,755               6,567
Broward County FL School Board COP                      5.50%           7/1/2015 (4)             5,170               6,019
Broward County FL School Board COP                      5.50%           7/1/2016 (4)             4,635               5,364
Broward County FL School Board COP                      5.50%           7/1/2017 (4)             5,205               5,984
Broward County FL School Board COP                      5.50%           7/1/2018 (4)            14,575              16,667
Broward County FL School Board COP                      5.50%           7/1/2019 (4)            15,710              17,858
Broward County FL Solid Waste Rev.                      5.75%           7/1/2013 (1)             4,130               4,227
Broward County FL Water & Sewer Util. Rev.              5.00%          10/1/2018 (1)             7,415               8,263
Broward County FL Water & Sewer Util. Rev.              5.00%          10/1/2019 (1)            11,955              13,214
Broward County FL Water & Sewer Util. Rev.              5.00%          10/1/2020 (1)             8,000               8,778
Collier County FL School Board COP                      6.25%          2/15/2013 (4)            12,500              15,731

--------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE              MARKET
                                                                        MATURITY                AMOUNT              VALUE*
FLORIDA LONG-TERM TAX-EXEMPT FUND                      COUPON               DATE                 (000)               (000)
--------------------------------------------------------------------------------------------------------------------------
Collier County FL School Board COP                     5.375%          2/15/2017 (4)             5,725               6,515
Collier County FL School Board COP                     5.375%          2/15/2018 (4)             5,000               5,658
Collier County FL School Board COP                     5.375%          2/15/2019 (4)             5,000               5,618
Collier County FL School Board COP                     5.375%          2/15/2020 (4)             5,695               6,359
Coral Springs FL Improvement Dist.
 Water & Sewer GO                                       6.00%           6/1/2010 (1)             4,250               4,763
Dade County FL Health Fac. Auth. Rev.
 (Miami Baptist Hosp.)                                  5.25%          5/15/2013 (1)             4,500               4,558
Davie FL Water & Sewer Rev.                            6.375%          10/1/2012 (2)             2,500               3,181
Dunedin FL Util. System Rev.                            6.75%          10/1/2008 (3)             1,115               1,367
Dunedin FL Util. System Rev.                            6.75%          10/1/2010 (3)             2,465               3,123
Florida Board of Educ. Capital Outlay                   5.50%           6/1/2014                10,000              11,721
Florida Board of Educ. Capital Outlay                  5.375%           6/1/2017 (3)             4,010               4,616
Florida Board of Educ. Public Educ.                    5.375%           6/1/2015                12,000              13,926
Florida Board of Educ. Rev. (Lottery Rev.)              5.50%           7/1/2014 (2)             8,470               9,940
Florida Board of Educ. Rev. (Lottery Rev.)              5.75%           7/1/2014 (3)             8,475               9,986
Florida Board of Educ. Rev. (Lottery Rev.)              5.50%           7/1/2015 (2)            12,105              14,112
Florida Board of Educ. Rev. (Lottery Rev.)              5.75%           7/1/2015 (3)             8,960              10,526
Florida Division Board Financial Dept.
 of General Services Systems Rev.
 (Dept. of Environmental Protection)                    5.75%           7/1/2005 (2)(Prere.)     3,585               3,959
Florida Housing Finance Agency Rev.                     6.25%           7/1/2011                   865                 902
Florida Housing Finance Agency Rev.                     6.35%           7/1/2014                 1,095               1,139
Florida Housing Finance Corp. Rev.                      5.95%           1/1/2032 (4)            15,405              16,314
Florida Muni. Power Agency Rev.
 (Stanton Project) VRDO                                 1.15%           6/9/2003 (1)             1,990               1,990
Greater Orlando Aviation Auth.
 Orlando FL Airport Fac. Rev.                           5.25%          10/1/2012 (3)            18,245              20,067
Highlands County FL Health Rev.
 (Adventist Health System)                              6.00%         11/15/2031                10,000              10,820
Hillsborough County FL Aviation Auth. Rev.
 (Tampa International Airport)                          5.50%          10/1/2010 (4)             3,775               4,448
Hillsborough County FL Aviation Auth. Rev.
 (Tampa International Airport)                          5.50%          10/1/2011 (4)             4,610               5,446
Hillsborough County FL Aviation Auth. Rev.
 (Tampa International Airport)                          5.50%          10/1/2012 (4)             5,670               6,748
Hillsborough County FL Aviation Auth. Rev.
 (Tampa International Airport)                          5.50%          10/1/2013 (4)             3,000               3,574
Hillsborough County FL Aviation Auth. Rev.
 (Tampa International Airport)                          5.50%          10/1/2014 (4)             5,365               6,395
Hillsborough County FL Aviation Auth. Rev.
 (Tampa International Airport)                          5.50%          10/1/2015 (4)             3,945               4,708
Hillsborough County FL IDA
 (Tampa General Hospital Project)                       5.25%          10/1/2028                 3,000               2,979
Hillsborough County FL IDA
 (Tampa General Hospital Project)                       5.40%          10/1/2028                 3,000               3,025
Hillsborough County FL IDA
 (Tampa General Hospital Project)                       5.25%          10/1/2034                 7,750               7,688
Hillsborough County FL IDA
 (Univ. Community Hosp.)                                6.50%          8/15/2019 (1)            17,850              23,234
Hillsborough County FL
 School Board COP                                       5.50%           7/1/2018 (1)            14,945              17,975

--------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE              MARKET
                                                                        MATURITY                AMOUNT              VALUE*
FLORIDA LONG-TERM TAX-EXEMPT FUND                      COUPON               DATE                 (000)               (000)
--------------------------------------------------------------------------------------------------------------------------
Hillsborough County FL School Dist.
 Sales Tax Rev.                                        5.375%          10/1/2014 (2)    $        2,000      $        2,306
Hillsborough County FL School Dist.
 Sales Tax Rev.                                        5.375%          10/1/2015 (2)             2,000               2,291
Hillsborough County FL School Dist.
 Sales Tax Rev.                                        5.375%          10/1/2017 (2)             4,780               5,424
Hillsborough County FL School Dist.
 Sales Tax Rev.                                        5.375%          10/1/2018 (2)             2,000               2,259
Indian River County FL Water & Sewer Rev.               6.50%           9/1/2008 (3)             2,540               3,070
Jacksonville FL Electric Auth. Rev.
 (Electric System) VRDO                                 1.30%           6/2/2003                   100                 100
Jacksonville FL Electric Auth. Rev.
 (Electric System) VRDO                                 1.30%           6/2/2003                 2,800               2,800
Jacksonville FL Excise Taxes Rev.                       5.00%          10/1/2004 (4)             4,615               4,845
Jacksonville FL Excise Taxes Rev.                       5.00%          10/1/2007 (4)             6,710               7,489
Jacksonville FL Excise Taxes Rev.                       5.00%          10/1/2008 (4)             7,530               8,457
Jacksonville FL Excise Taxes Rev.                       5.00%          10/1/2009 (4)             8,395               9,460
Jacksonville FL Excise Taxes Rev.                       5.25%          10/1/2016 (1) +           2,500               2,776
Jacksonville FL Excise Taxes Rev.                       5.25%          10/1/2017 (1) +           2,895               3,187
Jacksonville FL Excise Taxes Rev.                       5.25%          10/1/2018 (1) +           3,300               3,602
Jacksonville FL Excise Taxes Rev.                       5.25%          10/1/2019 (1) +           2,280               2,471
Jacksonville FL Excise Taxes Rev.                       5.25%          10/1/2020 (1) +           1,750               1,883
Lakeland FL Electric & Water Rev.                       6.05%          10/1/2008 (4)             4,785               5,706
Lakeland FL Electric & Water Rev.                       6.05%          10/1/2009 (4)             4,000               4,845
Lakeland FL Electric & Water Rev.                       6.55%          10/1/2009 (4)             4,000               4,944
Lakeland FL Electric & Water Rev.                       0.00%          10/1/2010 (1)             8,260               6,614
Lakeland FL Electric & Water Rev.                       0.00%          10/1/2011 (1)             8,420               6,387
Lakeland FL Electric & Water Rev.                       0.00%          10/1/2012 (1)             2,020               1,462
Lakeland FL Electric & Water Rev.                       6.05%          10/1/2014 (4)             2,000               2,522
Lee County FL IDA Health Care Fac. Rev.
 (Shell Point Village)                                  5.50%         11/15/2021                11,925              11,816
Lee County FL IDA Health Care Fac. Rev.
 (Shell Point Village)                                  5.50%         11/15/2029                 8,200               7,912
Lee County FL School Board COP                          6.00%           8/1/2008 (4)             6,180               7,141
Miami Beach FL Water & Sewer Rev.                      5.625%          9/1/2017 (2)              2,550               2,963
Miami FL GO                                             5.90%          12/1/2008 (3)             1,000               1,190
Miami FL GO                                             6.00%          12/1/2009 (3)             1,380               1,674
Miami-Dade County FL Aviation-
 Miami International Airport                            5.75%           10/1/2017 (3)            8,940              10,201
Miami-Dade County FL Aviation-
 Miami International Airport                            5.75%          10/1/2018 (3)             5,000               5,663
Miami-Dade County FL Aviation-
 Miami International Airport                            5.75%          10/1/2019 (3)             5,500               6,184
Miami-Dade County FL Aviation-
 Miami International Airport                            5.75%          10/1/2020 (3)             4,000               4,471
Miami-Dade County FL Expressway Auth.
 Toll System Rev.                                      5.125%           7/1/2025 (3)            12,000              12,840
Miami-Dade County FL Public Fac. Rev.
 (Jackson Memorial Hosp.)                               5.25%           6/1/2010 (4)             1,000               1,127
Miami-Dade County FL Public Fac. Rev.
 (Jackson Memorial Hosp.)                               5.25%           6/1/2011 (4)             2,000               2,246

--------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE              MARKET
                                                                        MATURITY                AMOUNT              VALUE*
FLORIDA LONG-TERM TAX-EXEMPT FUND                      COUPON               DATE                 (000)               (000)
--------------------------------------------------------------------------------------------------------------------------
Miami-Dade County FL Public Fac. Rev.
 (Jackson Memorial Hosp.)                               5.25%           6/1/2012 (4)    $        2,620      $        2,942
Miami-Dade County FL Public Fac. Rev.
 (Jackson Memorial Hosp.)                               5.25%           6/1/2013 (4)             3,160               3,548
Miami-Dade County FL School Board COP                   5.50%           5/1/2011 (1)             8,500               9,864
Miami-Dade County FL School Board COP                   5.50%           5/1/2011 (1)(Prere.)     2,460               2,939
Miami-Dade County FL School Board COP                   5.50%           5/1/2011 (1)(Prere.)     2,650               3,166
Miami-Dade County FL School Board COP                   5.50%           5/1/2011 (1)(Prere.)     3,840               4,588
Miami-Dade County FL School Board COP                   5.75%          10/1/2012 (4)             1,000               1,164
Miami-Dade County FL School Board COP                   5.75%          10/1/2013 (4)             2,000               2,328
Miami-Dade County FL School Board COP                   5.75%          10/1/2014 (4)             1,755               2,040
Miami-Dade County FL School Board COP                   5.75%          10/1/2015 (4)             5,265               6,104
Miami-Dade County FL School Board COP                  5.875%          10/1/2016 (4)             3,150               3,675
Miramar FL Wastewater Improvement
 Assessment Rev.                                        5.00%          10/1/2025 (1)             6,230               6,504
North Broward FL Hosp. Dist. Rev.                       5.75%          1/15/2007 (1)             2,560               2,910
Ocala FL Water & Sewer Rev.                             6.00%          10/1/2005 (2)             1,630               1,725
Ocala FL Water & Sewer Rev.                             6.00%          10/1/2010 (2)             2,435               2,904
Ocala FL Water & Sewer Rev.                             5.75%          10/1/2031 (3)            13,605              15,407
Orange County FL Educ. Fac. Auth. Rev.
 (Rollins College) VRDO                                 1.30%           6/2/2003 LOC             3,875               3,875
Orange County FL Health Fac. Auth. Rev.
 (Adventist Sunbelt Group)                              6.25%         11/15/2010 (2)             6,015               6,831
Orange County FL Health Fac. Auth. Rev.
 (Adventist Sunbelt Group)                              6.25%         11/15/2024                 5,000               5,490
Orange County FL Health Fac. Auth. Rev.
 (Adventist Sunbelt Group)                             5.625%         11/15/2032                10,000              10,490
Orange County FL Health Fac. Auth. Rev.
 (Orlando Regional Healthcare)                          6.25%          10/1/2009 (1)             2,045               2,494
Orange County FL Health Fac. Auth. Rev.
 (Orlando Regional Healthcare)                          6.25%          10/1/2009 (1)(ETM)        4,935               6,059
Orange County FL Health Fac. Auth. Rev.
 (Orlando Regional Healthcare)                          6.25%          10/1/2010 (1)             2,175               2,677
Orange County FL Health Fac. Auth. Rev.
 (Orlando Regional Healthcare)                          6.25%          10/1/2010 (1)(ETM)        5,260               6,527
Orange County FL Health Fac. Auth. Rev.
 (Orlando Regional Healthcare)                          6.25%          10/1/2011 (1)             1,875               2,326
Orange County FL Health Fac. Auth. Rev.
 (Orlando Regional Healthcare)                          6.25%          10/1/2011 (1)(ETM)        2,765               3,457
Orange County FL Health Fac. Auth. Rev.
 (Orlando Regional Healthcare)                          6.25%          10/1/2013 (1)             1,890               2,373
Orange County FL Health Fac. Auth. Rev.
 (Orlando Regional Healthcare)                          6.25%          10/1/2013 (1)(ETM)        3,160               4,031
Orange County FL Health Fac. Auth. Rev.
 (Orlando Regional Healthcare)                          6.25%          10/1/2016 (1)             1,610               2,053
Orange County FL Health Fac. Auth. Rev.
 (Orlando Regional Healthcare)                          6.25%            10/1/2016 (1)(ETM)      3,890               5,022
Orange County FL Health Fac. Auth. Rev.
 (Orlando Regional Healthcare)                          6.25%           10/1/2018 (1)            6,770               8,647
Orange County FL Health Fac. Auth. Rev.
 (Orlando Regional Healthcare)                          6.25%          10/1/2021 (1)            11,500              14,578
Orange County FL School Board COP                      5.375%           8/1/2007 (1)(Prere.)     6,590               7,414

--------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE              MARKET
                                                                        MATURITY                AMOUNT              VALUE*
FLORIDA LONG-TERM TAX-EXEMPT FUND                      COUPON               DATE                 (000)               (000)
--------------------------------------------------------------------------------------------------------------------------
Orange County FL School Board COP                       6.00%           8/1/2008 (1)    $       11,580      $       13,706
Orange County FL School Board COP                       6.00%           8/1/2009 (1)            12,255              14,721
Orange County FL School Board COP                       6.00%           8/1/2010 (1)            12,825              15,523
Orange County FL School Board COP                       6.00%           8/1/2010 (2)(Prere.)     3,170               3,864
Orange County FL School Board COP                       6.00%           8/1/2010 (2)(Prere.)     3,500               4,266
Orange County FL School Board COP                       6.00%           8/1/2010 (2)(Prere.)     3,955               4,821
Orange County FL School Board COP                       6.00%           8/1/2011 (1)             6,000               7,331
Orange County FL School Board COP                      5.375%           8/1/2022 (1)            11,500              12,673
Orange County FL School Board VRDO                      1.25%           6/2/2003 (1)            10,000              10,000
Orange County FL Solid Waste Rev.                      6.375%          10/1/2003 (3)(Prere.)     3,500               3,598
Orange County FL Tourist Dev. Rev.                      5.90%          10/1/2010 (1)(ETM)          835               1,017
Orlando & Orange County FL Expressway Auth.             6.50%           7/1/2010 (3)             2,000               2,486
Orlando & Orange County FL Expressway Auth.             8.25%           7/1/2014 (3)             3,000               4,347
Orlando & Orange County FL Expressway Auth.             8.25%           7/1/2015 (3)             8,360              12,261
Orlando & Orange County FL Expressway Auth.             5.25%           7/1/2016 (2)             2,000               2,303
Orlando & Orange County FL Expressway Auth.             8.25%           7/1/2016 (3)            12,295              18,211
Orlando FL Util. Comm. Water & Electric Rev.            5.25%          10/1/2014                 5,000               5,931
Orlando FL Util. Comm. Water & Electric Rev.            5.25%          10/1/2015                 8,420               9,988
Orlando FL Util. Comm. Water & Electric Rev.            6.75%          10/1/2017 (ETM)          12,700              16,620
Orlando FL Util. Comm. Water & Electric Rev. VRDO       1.10%           6/9/2003                 8,800               8,800
Orlando FL Util. Comm. Water & Electric Rev. VRDO       1.20%           6/9/2003                 4,700               4,700
Palm Beach County FL Airport System Rev.                5.75%          10/1/2011 (1)            13,645              16,480
Palm Beach County FL Airport System Rev.                5.75%          10/1/2013 (1)            10,445              12,845
Palm Beach County FL Criminal Justice Fac. Rev.         7.20%           6/1/2014 (3)            16,300              22,104
Palm Beach County FL Criminal Justice Fac. Rev.         7.20%           6/1/2015 (3)             3,000               4,104
Palm Beach County FL Health Fac. Auth. Hosp. Rev.      5.625%          12/1/2031                16,500              17,285
Palm Beach County FL Rev. (Raymond F. Kravis Center
 for the Performing Arts, Inc.) VRDO                    1.10%           6/9/2003 LOC            25,500              25,500
Palm Beach County FL School Board COP                   6.00%           8/1/2010 (3)(Prere.)     7,495               9,197
Palm Beach County FL School Board COP                  5.375%           8/1/2015 (4)             8,190               9,511
Palm Beach County FL School Board COP                   5.25%           8/1/2016 (4)             4,050               4,615
Palm Beach County FL School Board COP                  5.375%           8/1/2016 (4)             4,430               5,103
Palm Beach County FL School Board COP                  5.375%           8/1/2017 (4)             4,500               5,149
Palm Beach County FL School Board COP                   5.25%           8/1/2018 (4)             2,300               2,586
Polk County FL Util. System Rev.                        5.25%          10/1/2021 (3)             3,620               4,036
Sarasota County FL Util. System Rev.                    7.00%          10/1/2009 (3)             6,260               7,914
Seacoast FL Util. Auth. Water & Sewer Rev.              5.50%           3/1/2017 (3)             2,400               2,897
Seacoast FL Util. Auth. Water & Sewer Rev.              5.50%           3/1/2019 (3)             3,595               4,324
Seminole County FL School Board COP                    6.125%           7/1/2004 (1)(Prere.)     1,000               1,074
Seminole County FL School Board COP                    6.125%           7/1/2004 (1)(Prere.)     2,500               2,686
Seminole County FL School Board COP                     6.50%           7/1/2004 (1)(Prere.)     2,750               2,939
Seminole County FL Water & Sewer Rev.                   6.00%          10/1/2009 (1)             1,800               2,173
Seminole County FL Water & Sewer Rev.                   6.00%          10/1/2012 (1)             5,000               6,202
Seminole County FL Water & Sewer Rev.                   6.00%          10/1/2019 (1)             2,350               2,951
Seminole County FL Water & Sewer Rev.                   6.00%          10/1/2019 (1)(ETM)        4,000               5,080
South Broward FL Hosp. Dist. Rev.                      5.625%           5/1/2032 (1)            12,000              13,363
South Miami Health Fac. Auth. Hosp. Rev.
 Baptist Health South Group                             5.50%         11/15/2033                10,000              10,426
St. Lucie County FL Util. System Rev.                   6.50%          10/1/2008 (3)(ETM)        4,910               5,829
St. Lucie County FL Util. System Rev.                   5.50%          10/1/2015 (3)(ETM)        5,000               5,292
St. Lucie County FL Util. System Rev.                   6.00%          10/1/2020 (3)(ETM) *      5,515               6,914
Sunrise FL Util. System Rev.                            5.20%          10/1/2022 (2)            17,805              19,931

--------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE              MARKET
                                                                        MATURITY                AMOUNT              VALUE*
FLORIDA LONG-TERM TAX-EXEMPT FUND                      COUPON               DATE                 (000)               (000)
--------------------------------------------------------------------------------------------------------------------------
Sunshine State Florida Govt. Financing
 Comm. Rev. VRDO                                        1.20%           6/9/2003 (2)    $        4,500      $        4,500
Sunshine State Florida Govt. Financing
 Comm. Rev. VRDO                                        1.25%           6/9/2003 (2)            24,600              24,600
Tallahassee FL Energy System Rev.                       5.25%          10/1/2013 (4)             4,380               5,194
Tallahassee FL Energy System Rev.                       5.25%          10/1/2014 (4)             3,980               4,721
Tallahassee FL Energy System Rev.                       5.25%          10/1/2015 (4)             5,240               6,216
Tamarac FL Water & Sewer Util. Rev.                     5.90%          10/1/2011 (3)             3,980               4,854
Tampa FL Health System Rev.
 (Catholic Healthcare East)                             5.50%         11/15/2004 (1)             1,000               1,063
Tampa FL Health System Rev.
 (Catholic Healthcare East)                             5.25%         11/15/2011 (1)             4,575               5,193
Volusia County FL School Board Sales Tax Rev.           5.50%          10/1/2013 (4)            11,245              13,541

Outside Florida:
Puerto Rico Muni. Finance Agency                        6.00%           8/1/2016 (4)             6,000               7,127
Puerto Rico Muni. Finance Agency                        5.25%           8/1/2018 (4)             5,000               5,656

--------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (Cost $1,153,675)                                                                     $    1,276,444
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
--------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                               16,409
Liabilities                                                                                                       (17,357)
                                                                                                            --------------
                                                                                                                     (948)
                                                                                                            --------------
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                           $   1,275,496
==========================================================================================================================
*See Note A in Notes to Financial Statements.
* Securities  with a value of $1,768,000  have been segregated as initial margin for open futures contracts.
+ Securities  purchased on a when-issued or delayed delivery basis for which the fund has not taken  delivery as of May 31, 2003.  For key to  abbreviations  and other references, see page 17.

--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT MAY 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                   $   1,146,398
Undistributed Net Investment Income                                          --
Accumulated Net Realized Gains                                            6,457
Unrealized Appreciation (Depreciation)
 Investment Securities                                                  122,769
 Futures Contracts                                                         (128)
--------------------------------------------------------------------------------
NET ASSETS                                                        $   1,275,496
================================================================================
Investor Shares--Net Assets
Applicable to 63,225,424 outstanding $.001 par value shares
 of beneficial interest (unlimited authorization)                 $     779,055
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                        $       12.32
================================================================================
Admiral Shares--Net Assets
Applicable to 40,289,495 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)                  $     496,441
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                         $       12.32
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.


KEY TO ABBREVIATIONS

COP--Certificate of Participation.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
VRDO--Variable Rate Demand Obligation.
(ETM)--Escrowed to Maturity.
(Prere.)--Prerefunded.

SCHEDULED PRINCIPAL AND INTEREST PAYMENTS ARE GUARANTEED BY:


(1)  MBIA (Municipal Bond Insurance Association).
(2)  AMBAC (Ambac Assurance Corporation).
(3)  FGIC (Financial Guaranty Insurance Company).
(4)  FSA (Financial Security Assurance).
The insurance does not guarantee the market value of the municipal bonds.

LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

Statement of Operations

This Statement shows interest income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                               FLORIDA LONG-TERM TAX-EXEMPT FUND
                                                   SIX MONTHS ENDED MAY 31, 2003
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Interest                                                         $      27,397
--------------------------------------------------------------------------------
   Total Income                                                          27,397
--------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
 Investment Advisory Services                                                84
 Management and Administrative
   Investor Shares                                                          518
   Admiral Shares                                                           196
 Marketing and Distribution
   Investor Shares                                                           56
   Admiral Shares                                                            24
 Custodian Fees                                                               8
 Shareholders' Reports and Proxies
   Investor Shares                                                           10
   Admiral Shares                                                             1
 Trustees' Fees and Expenses                                                  1
--------------------------------------------------------------------------------
   Total Expenses                                                           898
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                             $      26,499
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Investment Securities Sold                                              11,246
 Futures Contracts                                                          598
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                          $      11,844
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
 Investment Securities                                                   56,707
 Futures Contracts                                                         (128)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                         56,579
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS   $      94,922
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------
                                                          FLORIDA LONG-TERM
                                                            TAX-EXEMPT FUND
                                                    ----------------------------
                                                      SIX MONTHS            YEAR
                                                           ENDED           ENDED
                                                    MAY 31, 2003   NOV. 30, 2002
                                                           (000)           (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                                  $ 26,499        $52,744
 Realized Net Gain (Loss)                                 11,844         10,715
 Change in Unrealized Appreciation (Depreciation)         56,579         15,558
--------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   Resulting from Operations                              94,922         79,017
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
 Investor Shares                                         (16,178)       (35,330)
 Admiral Shares                                          (10,321)       (17,414)
Realized Capital Gain*
 Investor Shares                                          (5,638)        (2,254)
 Admiral Shares                                           (3,478)          (884)
--------------------------------------------------------------------------------
   Total Distributions                                   (35,615)       (55,882)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE E
 Investor Shares                                         (10,314)       (97,141)
 Admiral Shares                                           44,528        160,880
--------------------------------------------------------------------------------
   Net Increase (Decrease) from Capital
    Share Transactions                                    34,214         63,739
--------------------------------------------------------------------------------
   Total Increase (Decrease)                              93,521         86,874
--------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                                    1,181,975      1,095,101
--------------------------------------------------------------------------------
End of Period                                         $1,275,496     $1,181,975
================================================================================
*Includes fiscal 2003 and 2002 short-term gain distributions totaling $2,314,000 and $98,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS

This table summarizes the fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

FLORIDA  LONG-TERM  TAX-EXEMPT  FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED NOVEMBER 30,
                                                SIX MONTHS ENDED ----------------------------------------------------------
                                                         MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD             2003        2002         2001       2000         1999      1998
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.74     $11.51       $11.08     $10.70       $11.54    $11.21
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .252       .530         .551       .559         .543      .551
 Net Realized and Unrealized Gain (Loss) on Investments     .666       .262         .430       .380        (.749)     .330
---------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                         .918       .792         .981       .939        (.206)     .881
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                      (.252)     (.530)       (.551)     (.559)       (.543)    (.551)
 Distributions from Realized Capital Gains                 (.086)     (.032)          --         --        (.091)       --
---------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                     (.338)     (.562)       (.551)     (.559)       (.634)    (.551)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $12.32     $11.74       $11.51     $11.08       $10.70    $11.54
===========================================================================================================================

TOTAL RETURN                                               7.93%      7.04%        8.98%      9.04%       -1.87%     8.03%
===========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                       $779       $753         $835       $919         $875      $818
 Ratio of Total Expenses to Average Net Assets            0.17%*      0.18%        0.15%      0.15%        0.18%     0.20%
 Ratio of Net Investment Income to Average Net Assets     4.24%*      4.56%        4.81%      5.19%        4.88%     4.83%
 Portfolio Turnover Rate                                    20%*        26%          24%        34%          18%       21%
===========================================================================================================================
*Annualized.

                                       20

FLORIDA LONG-TERM TAX-EXEMPT FUND ADMIRAL SHARES
----------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS ENDED              YEAR ENDED             NOV. 12* TO
                                                         MAY 31,                NOV. 30,                NOV. 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              2003                    2002                    2001
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.74                  $11.51                 $11.79
----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                      .256                    .536                   .027
 Net Realized and Unrealized Gain (Loss) on Investments     .666                    .262                  (.280)
----------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                         .922                    .798                  (.253)
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                      (.256)                  (.536)                 (.027)
 Distributions from Realized Capital Gains                 (.086)                  (.032)                    --
----------------------------------------------------------------------------------------------------------------
   Total Distributions                                     (.342)                  (.568)                 (.027)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                            $12.32                  $11.74                 $11.51
================================================================================================================

TOTAL RETURN                                               7.97%                   7.09%                 -2.15%
================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                       $496                    $429                   $260
 Ratio of Total Expenses to Average Net Assets           0.11%**                   0.13%                0.12%**
 Ratio of Net Investment Income to Average Net Assets    4.30%**                   4.59%                4.72%**
 Portfolio Turnover Rate                                   20%**                     26%                    24%
================================================================================================================
*Inception.
**Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Vanguard Florida Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of Florida. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

     1. SECURITY VALUATION: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

     2. FUTURES CONTRACTS: The fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     3. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

     4. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

     5. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, admin-istrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2003, the fund had contributed capital of $226,000 to Vanguard (included in Other Assets), representing 0.02% of the fund's net assets and 0.23% of Vanguard's capitalization. The fund's trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund's tax-basis capital gains and losses are determined only at the end of each fiscal year.

     The fund had realized losses totaling $5,309,000 through November 30, 2002, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

     At May 31, 2003, net unrealized appreciation of investment securities for tax purposes was $117,460,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

     At May 31, 2003, the aggregate settlement value of open futures contracts expiring through September 2003 and the related unrealized depreciation were:

--------------------------------------------------------------------------------
                                                           (000)
                                              ----------------------------------
                                                  AGGREGATE           UNREALIZED
                             NUMBER OF LONG      SETTLEMENT         APPRECIATION
FUTURES CONTRACTS         (SHORT) CONTRACTS           VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------
10-Year Treasury Note                  (170)        $20,187               $(128)
--------------------------------------------------------------------------------

Unrealized depreciation on open futures contracts is required to be treated as realized loss for tax purposes.

D. During the six months ended May 31, 2003, the fund purchased $162,336,000 of investment securities and sold $113,483,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------
                                    SIX MONTHS ENDED              YEAR ENDED
                                      MAY 31, 2003            NOVEMBER 30, 2002
                                ------------------------  ----------------------
                                  AMOUNT         SHARES     AMOUNT       SHARES
                                   (000)          (000)      (000)        (000)
--------------------------------------------------------------------------------
Investor Shares
 Issued                       $ 108,896           9,131  $ 217,796       18,769
 Issued in Lieu of Cash
   Distributions                 14,737           1,230     24,344        2,093
 Redeemed                      (133,947)        (11,246)  (339,281)     (29,333)
--------------------------------------------------------------------------------
   Net Increase (Decrease)--
    Investor Shares             (10,314)           (885)   (97,141)      (8,471)
--------------------------------------------------------------------------------
Admiral Shares
 Issued                         125,219          10,519    251,225       21,704
 Issued in Lieu of Cash
   Distributions                  8,896             743     11,253          966
 Redeemed                       (89,587)         (7,509)  (101,598)      (8,703)
--------------------------------------------------------------------------------
   Net Increase (Decrease)--
     Admiral Shares              44,528           3,753    160,880       13,967
================================================================================

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. The dates in parentheses below show when each trustee was initially elected.

--------------------------------------------------------------------------------
JOHN J. BRENNAN*             Chairman of the Board, Chief Executive Officer, and
(1987)                       Director/Trustee of The Vanguard Group,  Inc.,  and
                             of each  of  the investment companies served by The
                             Vanguard Group.
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

CHARLES D. ELLIS           The Partners of '63 (pro bono ventures in education);
(2001)                     Senior Adviser to Greenwich Associates (international
                           business strategy  consulting);  Successor Trustee of
                           Yale University;  Overseer  of  the  Stern  School of
                           Business at  New  York  University;  Trustee  of  the
                           Whitehead Institute for Biomedical Research.
--------------------------------------------------------------------------------
RAJIV L. GUPTA             Chairman and Chief Executive Officer (since October
(2002)                     1999), Vice  Chairman  (January-September 1999),  and
                           Vice President (prior to September1999)  of  Rohm and
                           Haas Co. (chemicals);  Director  of  Technitrol, Inc.
                           (electroniccomponents),    and      Agere     Systems
                           (communications  components);  Board  Member  of  the
                           American   Chemistry   Council;   Trustee  of  Drexel
                           University.
--------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN     Vice President, Chief Information Officer, and Member
(1998)                     of the  Executive  Committee  of  Johnson  &  Johnson
                           (pharmaceuticals/consumer products); Director  of the
                           Medical Center  at Princeton and Women's Research and
                           Education Institute.
--------------------------------------------------------------------------------
BURTON G. MALKIEL          Chemical   Bank   Chairman's  Professor of Economics,
(1977)                     Princeton University; Director of Vanguard Investment
                           Series plc  (Irish investment fund)  (since  November
                           2001),  Vanguard  Group  (Ireland)  Limited   (Irish
                           investment  management  firm)  (since November 2001),
                           Prudential  Insurance  Co.  of  America,  BKF Capital
                           (investment management firm), The Jeffrey Co.(holding
                           company), and NeuVis, Inc.(software company).
--------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.      Chairman, President,  Chief  Executive  Officer,  and
(1993)                     Director of NACCO Industries, Inc.  (forklift trucks/
                           housewares/lignite); Director of Goodrich Corporation
                           (industrial products/aircraft systems  and services);
                           Director until 1998 of  Standard Products  Company (a
                           supplier for the automotive industry).
--------------------------------------------------------------------------------
J. LAWRENCE WILSON         Retired Chairman and Chief Executive Officer of Rohm
(1985)                     and Haas Co.  (chemicals);  Director  of Cummins Inc.
                           (diesel engines), MeadWestvaco Corp.(paper products),
                           and    AmerisourceBergen     Corp.    (pharmaceutical
                           distribution); Trustee of Vanderbilt University.
--------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. Gregory Barton          Secretary;  Managing  Director and General Counsel of
                           The   Vanguard  Group, Inc. (since  September  1997);
                           Secretary  of  The  Vanguard Group and of each of the
                           investment  companies  served  by The Vanguard Group;
                           Principal  of  The Vanguard Group (prior to September
                           1997).
--------------------------------------------------------------------------------
THOMAS J. HIGGINS          Treasurer; Principal  of  The  Vanguard  Group, Inc.;
                           Treasurer of each  of the investment companies served
                           by The Vanguard Group.
--------------------------------------------------------------------------------
* Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

--------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Client Relationship Group.
JAMES H. GATELY, Investment Programs and Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

[PICTURE OF SHIP]
THE VANGUARD GROUP LOGO(R)
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, Wellington, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER

The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(R). Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

(C) 2003 THE VANGUARD GROUP, INC.
ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.

Q182 072003

Item 2: Code(s) of Ethics for senior financial officers - Item not applicable to semi-annual report.

Item 3: Audit Committee Financial Expert - Item not applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Not Applicable.

Item 6: Reserved.

Item 7: Not applicable.

Item 8: Reserved.

Item 9: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits attached hereto.  (Attach certifications as exhibits)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       VANGUARD FLORIDA TAX-FREE FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  July 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       VANGUARD FLORIDA TAX-FREE FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date: :  July 8, 2003

       VANGUARD FLORIDA TAX-FREE FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              THOMAS J. HIGGINS*
                TREASURER

Date: :  July 8, 2003

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.

                                 CERTIFICATIONS
                                 --------------

I, John J. Brennan, certify that:

1. I have reviewed this report on Form N-CSR of Vanguard Florida Tax-Free Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: July 8, 2003
                                                 /s/ John J. Brennan
                                                     ----------------------
                                                     CHIEF EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Thomas J. Higgins, certify that:

1. I have reviewed this report on Form N-CSR of Vanguard Florida Tax-Free Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: July 8, 2003
                                                       /s/ Thomas J. Higgins
                                                           -----------------
                                                           TREASURER

               CERTIFICATION PURSUANT TO 18 U.S.C. SECTION 1350,
                           AS ADOPTED PURSUANT TO
                SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002


Name of Issuer: VANGUARD FLORIDA TAX-FREE FUNDS

     In connection with the Report on Form N-CSR of the above-named issuer that is accompanied by this certification, the undersigned hereby certifies, to his knowledge, that:

1. The Report fully complies with the requirements of Section 13(a) or 15 (d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all materials respects, the financial condition and results of operations of the issuer.


Date:  July 8, 2003                                 /s/ John J. Brennan
                                                        -----------------------
                                                        John J. Brennan
                                                        Chief Executive Officer

                CERTIFICATION PURSUANT TO 18 U.S.C. SECTION 1350,
                              AS ADOPTED PURSUANT TO
                  SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002


Name of Issuer:  VANGUARD FLORIDA TAX-FREE FUNDS

     In connection with the Report on Form N-CSR of the above-named issuer is accompanied by this certification, the undersigned hereby certifies, to his knowledge, that:

1. The Report fully complies with the requirements of Section 13(a) or 15 (d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all materials respects, the financial condition and results of operations of the issuer.


Date:  July 8, 2003                                 /s/ Thomas J. Higgins
                                                        -----------------------
                                                        Thomas J. Higgins
                                                        Treasurer